CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 167,718,651	$ 26,729	$ 185,336,850	$ (405,313)	$ (38,447,965)	$ 21,208,350
Balance, shares at Dec. 31, 2009		267,287,253
Share-based compensation	543,510		543,510
Net income (loss)	51,734,255				51,734,255
Others			(405,313)	405,313
Other comprehensive income	6,812,403					6,812,403
Balance at Dec. 31, 2010	226,808,819	26,729	185,475,047		13,286,290	28,020,753
Balance, shares at Dec. 31, 2010		267,287,253
Share-based compensation	(108,222)		(108,222)
Net income (loss)	(94,292,695)				(94,292,695)
Other comprehensive income	6,678,512					6,678,512
Balance at Dec. 31, 2011	139,086,414	26,729	185,366,825		(81,006,405)	34,699,265
Balance, shares at Dec. 31, 2011		267,287,253
Share-based compensation	217		217
Net income (loss)	(133,593,621)				(133,580,664)		(12,957)
Other comprehensive income	824,167					824,123	44
Non-contolling interest capital injection	2,800						2,800
Balance at Dec. 31, 2012	$ 6,319,977	$ 26,729	$ 185,367,042		$ (214,587,069)	$ 35,523,388	$ (10,113)
Balance, shares at Dec. 31, 2012		267,287,253